Intangible Assets Useful Lives (Detail)	12 Months Ended
Mar. 31, 2013
Trademarks
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	Indefinite
Customer Relationships | Minimum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	7 years
Customer Relationships | Maximum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	10 years
Computer Software, Intangible Asset | Minimum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	3 years
Computer Software, Intangible Asset | Maximum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	8 years
Licensing Agreements
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	License term
Lease Agreements
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	Period of Lease